Taxation - Additional Information (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 14, 2008	Jan. 01, 2008 CNY (¥)	Mar. 16, 2007	Aug. 31, 2006	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Profits tax rate					20.00%	20.00%	9.00%	6.00%
Cash paid for income taxes					¥ 216,060,000	$ 33,208
Preferential statutory tax rate for high and new technology enterprises	15.00%				15.00%	15.00%	15.00%	15.00%	15.00%
Significant unrecognized tax benefits					¥ 0		¥ 0	¥ 0
Significant change in unrecognized tax benefits within 12 months							¥ 0
Provision made for dividend withholding taxes					¥ 0
Tax loss carry-forward limitation period					The applicable carry-forward limitation period is 5 years under the PRC CIT law.	The applicable carry-forward limitation period is 5 years under the PRC CIT law.
Subsidiaries
Income Tax Disclosure [Line Items]
Total tax loss carry forwards					¥ 74,121
Earliest Tax Year | Subsidiaries
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year					2018	2018
Latest Tax Year | Subsidiaries
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year					2022	2022
PRC Subsidiary
Income Tax Disclosure [Line Items]
Statutory tax rate			25.00%
Percentage of income tax rate for its global income					25.00%	25.00%
Foreign investment enterprise tax withholding rate					10.00%	10.00%
Dividend withholding tax		¥ 0
Hong Kong
Income Tax Disclosure [Line Items]
Profits tax rate					16.50%	16.50%	16.50%
Cash paid for income taxes					¥ 0		¥ 0
Estimated assessable profits tax					¥ 0		¥ 0
Hong Kong | PRC Subsidiary
Income Tax Disclosure [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of 5%					25.00%	25.00%
Hong Kong | PRC Subsidiary | Maximum
Income Tax Disclosure [Line Items]
Foreign investment enterprise tax withholding rate				5.00%